Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Variable Insurance Trust (the Trust)
Equity Income Trust (the fund)Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of August 1, 2026 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the fund summary section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)Series ISeries IISeries NAVManagement fee0.670.670.67Distribution and service (Rule 12b-1) fees0.050.250.00Other expenses0.050.050.05Total annual fund operating expenses0.770.970.72Contractual expense reimbursement-0.01-0.01-0.01Total annual fund operating expenses after expense reimbursements0.760.960.711“Management fee” has been restated to reflect the contractual management fee schedule effective August 1, 2026.2The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThe examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Expenses ($)Series ISeries IISeries NAV1 year7898733 years2453082295 years42753540010 years9531,189894Prospectus SupplementJohn Hancock Variable Insurance Trust (the Trust)
Health Sciences Trust (the fund)Supplement dated September 24, 2026 to the current Prospectus, as may be supplemented (the Prospectus)IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYThe following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.At its meeting held on September 22-24, 2026, the Trust’s Board of Trustees (the Board), including the Independent Trustees, approved a special meeting of shareholders of the fund to be held on or about January 5, 2027 (the Shareholder Meeting). The Board, including the Independent Trustees, recommends that the fund’s shareholders approve a proposal that will be presented at the Shareholder Meeting to change the fund’s diversification status from diversified to non-diversified. If approved, the change to the diversification status is expected to become effective on or about January 5, 2027 (the Effective Date).Note that this Shareholder Meeting is limited to shareholders of the fund. Shareholders of the fund as of November 6, 2026 are entitled to vote at the Shareholder Meeting.Accordingly, contingent upon shareholder approval of the diversification status change, as of the Effective Date, the following disclosure will be added as the final paragraph of the fund’s “Principal investment strategies” in the “Fund summary” section:The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.Additionally, contingent upon shareholder approval of the diversification status change, as of the Effective Date, the following risk will be added to the fund’s “Principal risks” in the “Fund summary” section:Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.In addition, at its meeting held on September 22-24, 2026, the Board approved a change to replace the fund’s additional benchmark with one that more closely correlates to the fund's investments, effective as of September 24, 2026.In connection with the change to the additional benchmark, as of September 24, 2026, the paragraph under the heading “Past performance” in the “Fund summary” section is hereby amended and restated as follows:The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance does not indicate future results. The Russell 3000 Health Care Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.Additionally, as of September 24, 2026, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20251 year5 year10 yearSeries I19.494.158.70Series II19.223.948.48Series NAV19.534.198.75S&P 500 Index (reflects no deduction for fees, expenses, or taxes)17.8814.4214.82Russell 3000 Health Care Index (reflects no deduction for fees, expenses, or taxes)14.566.319.54Lipper Health/Biotechnology Index (reflects no deduction for fees, expenses, or taxes)22.023.268.18[1]Prior to September 24, 2026, the fund’s additional benchmark was the Lipper Health/Biotechnology Index. Effective September 24, 2026, the fund’s additional benchmark is the Russell 3000 Health Care Index. The Russell 3000 Health Care Index better reflects the universe of investment opportunities based on the fund’s investment strategy.